Long-term debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 25,984	$ 27,501
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	0.35%	1.95%
Debt, interest rate, maximum (percent)	4.15%	4.60%
Debt, maturity date, beginning	2021
Debt, maturity date, end	2028
Long-term debt	$ 23,429	$ 23,519
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	0.04%	1.71%
Debt, interest rate, maximum (percent)	1.29%	2.96%
Debt, maturity date, beginning	2023
Debt, maturity date, end	2038
Long-term debt	$ 779	$ 2,328
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	3.00%	3.00%
Debt, interest rate, maximum (percent)	7.50%	7.50%
Debt, maturity date, beginning	2021
Debt, maturity date, end	2029
Long-term debt	$ 1,776	$ 1,654